Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Information About Operating Cost [line items]
Amortisation and impairment of acquired intangible assets	£ 36.6	£ 31.5
Goodwill impairment	52.9	0.0
Investment and other impairment charges	11.0	0.0
Losses on disposal of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	60.4
Restructuring and transformation costs in relation to the continuing restructuring plan	86.8	81.2
Capitalised costs	23.8	46.3
Restructuring and transformation costs	86.8	81.2
Restructuring costs in relation to COVID-19	180.0	0.0
Transformation costs	25.9	15.8
ERP System
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	15.2	0.0
Covid19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring costs in relation to COVID-19	7.0	5.9
Russian Interest
Disclosure Of Information About Operating Cost [line items]
Losses on disposals of investments		65.1
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1.7	1.3
Investor Day
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs in relation to the continuing restructuring plan	£ 53.9	£ 59.5